RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS

As discussed in NOTE 3, the Company has a sales arrangement with Healthrite, a specialty pharmacy wholly owned by the Company’s President and Director. Pursuant to the arrangement, Healthrite would purchase pharmaceutical products directly from manufacturers and resells the products to the Company, who then sells the products to customers. The Company acts as an agent in the sales of Healthrite product to customers and recognizes revenue for the net amount retained. During the three and nine month periods ended September 30, 2012, the Company recognized net revenue from sales to Healthrite of $0 and $80,758, respectively, based on gross sales of $0 and $188,710, respectively. During the three and nine month periods ended September 30, 2011, the Company recognized net revenue from sales to Healthrite of $39,639 and $117,010, respectively, based on gross sales of $287,262 and $1,128,588, respectively.

At December 31, 2011, the Company owed HealthRite $100,647. During the nine months ended September 30, 2012, the Company repaid $17,065 of the amount owed to HealthRite and the remaining balance of $90,582 was forgiven during June 2012 and recognized as an equity contribution to the Company by the Company’s President and Director. During April 2012, the Company’s sales arrangement with Healthrite ceased.

Additionally, ICAPP, LLC, an entity controlled by Mackie Barch that was originally set up to be a holding company, loaned HDS $998, interest free. At December 31, 2011, the company owed ICAPP, LLC $998; however, the balance was forgiven during June 2012 and recognized as a equity contribution to the Company by the Company’s President and Director. The Company has never done any business with ICAPP, LLC.

At September 30, 2012 and December 31, 2011, the Company owed $148,215 and $200,100, respectively, to its President for repayment of advances. The advances are unsecured, non-interest bearing, and due on demand. The Company imputed interest expense of $7,303 and $0 on these advances owed during the nine months ended September 30, 2012 and 2011, respectively.

During December 2011, the Company received an advance from a related party of $75,000, and this amount was outstanding as of December 31, 2011 and September 30, 2012. The advance is unsecured, bears interest at 5.5% and was originally due on June 13, 2012. On July 6, 2012, the due date was extended to October 13, 2012. During the nine months ended September 30, 2012 and 2011, the Company recorded interest expense of approximately $2,465 and $0, respectively, on this advance.